Property and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property And Equipment Property And Equipment 1		$ 926,962
Property And Equipment Property And Equipment 2		1,056,775
Property And Equipment Property And Equipment 3		178,555
Property And Equipment Property And Equipment 4		167,114
Property And Equipment Property And Equipment 5		1,105,517
Property And Equipment Property And Equipment 6		1,223,889
Property And Equipment Property And Equipment 7		(375,754)
Property And Equipment Property And Equipment 8		(271,572)
Property And Equipment Property And Equipment 9		729,763
Property And Equipment Property And Equipment 10		952,317
Property And Equipment Property And Equipment 1	934,845
Property And Equipment Property And Equipment 2	926,962
Property And Equipment Property And Equipment 3	179,323
Property And Equipment Property And Equipment 4	178,555
Property And Equipment Property And Equipment 5	1,114,168
Property And Equipment Property And Equipment 6	1,105,517
Property And Equipment Property And Equipment 7	(444,784)
Property And Equipment Property And Equipment 8	(375,754)
Property And Equipment Property And Equipment 9	669,384
Property And Equipment Property And Equipment 10	$ 729,763